INCOME TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax statutory tax rate	25.00%
ZDSE, HHMT and SJMC [Member]
Income tax preferential tax rate	2.50%
Income tax statutory tax rate	2.50%
ZDSE [Member]
Income tax preferential tax rate	5.00%	10.00%
HONG KONG
Income tax rate	16.50%
CHINA
Income tax rate	25.00%